Employee Retirement and Severance Benefits (Amounts Recognized in Consolidated Balance Sheets) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Accrued pension and severance cost	¥ (248,467)	¥ (345,897)
Japan
Defined Benefit Plan Disclosure [Line Items]
Other assets	2,911	2,684
Accrued expenses	(1,208)	(791)
Accrued pension and severance cost	(154,594)	(188,975)
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position, Total	(152,891)	(187,082)
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Other assets	13,596	2,236
Accrued expenses	(1,041)	(938)
Accrued pension and severance cost	(93,873)	(156,922)
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position, Total	¥ (81,318)	¥ (155,624)